Business Combination - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 24, 2021 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 29, 2020 USD ($) shares
Business Combination, Description [Abstract]
Redemption of convertible notes		$ 160,930	$ 0	$ 0
Payment of debt		27,690	32,000	10,000
Loss on debt extinguishment		39,408	0	0
Warrant liabilities		$ 27,805	0
Transaction expenses	$ 2,900
Offering costs	27,600
Public Warrant
Business Combination, Description [Abstract]
Warrant liabilities	22,200
Private Warrant
Business Combination, Description [Abstract]
Warrant liabilities	$ 700
Class A common stock
Business Combination, Description [Abstract]
Voting rights | vote		1
Common stock shares outstanding (in Shares) | shares	42,956,667	42,649,319
Class B common stock
Business Combination, Description [Abstract]
Common stock shares outstanding (in Shares) | shares	50,154,199	50,154,199
Common Class B-1
Business Combination, Description [Abstract]
Voting rights | vote	10
Common Stock B-2
Business Combination, Description [Abstract]
Voting rights | vote	1	1
Revolving Credit Facility
Business Combination, Description [Abstract]
Payment of debt	$ 27,700	$ 27,700	$ 32,000	$ 10,000
Convertible notes
Business Combination, Description [Abstract]
Redemption of convertible notes	150,000
Loss on debt extinguishment	$ 39,400
PIPE Investors | Class A common stock
Business Combination, Description [Abstract]
Common stock, shares subscribed but unissued (in Shares) | shares					12,500,000
Common stock, value, subscriptions					$ 125,000
Sponsor Related PIPE Investors | Class A common stock
Business Combination, Description [Abstract]
Common stock, value, subscriptions					$ 1,500
Sponsor | Class B common stock
Business Combination, Description [Abstract]
Common stock, shares forfeited (in Shares) | shares	1,023,333
Common stock, forfeited per share value (in Dollars per Share) | $ / shares	$ 0.0001
FTIV | Class A common stock
Business Combination, Description [Abstract]
Cash paid for business combination	$ 355,000
Common stock, new shares issued, shares (in Shares) | shares	42,956,667
Electing ILPs
Business Combination, Description [Abstract]
Partners' capital account, redemptions	$ 80,500
Electing Former Working Partners
Business Combination, Description [Abstract]
Partners' capital account, redemptions	$ 28,600